S000068798 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nuveen Core Impact Bond Managed Accounts Portfolio | Common Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	3.13%	6.31%	(17.54%)	(0.81%)

[1]	Year-to-date total return as of September 30, 2025 was 6.91%.